Principal Accounting Policies - Summary of Supplemental Cash Flow Information Related to Operating Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash payments for operating leases	¥ 28,322	¥ 34,509
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 93,186	¥ 27,129